Co-investments (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2025	Dec. 31, 2024

Co-investments in funds (1)	FVTPL	76,697	72,848
Total co-investments		76,697	72,848
(1) Includes investments in funds managed and previously managed by the Company.